VESSELS UNDER CAPITAL LEASE, NET 3 (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of vessels in each variable interest entity		1
Contingent rental (income) expense		$ (8,726,000)	$ 0	$ 0
Deferred lease liability		0	3,795,000	0
Special Purpose Entities [Member]
Vessels leased from variable interest entities		4	4
Original cost to the lessor of the assets under variable interest entity arrangement		258,000,000	258,000,000
Guarantor obligations, maximum exposure, undiscounted		36,000,000	36,000,000
Profit share payment basis		25.00%
Number of Capital Leases from Special Purpose Lessor Entities		4
Capital lease obligation reduction and corresponding reduction in vessels under capital lease				29,800,000
Profit share expense		0	0
Exercise of purchase option		0	0	56,090,000
Repayments of Debt and Capital Lease Obligations		12,260,000	11,665,000	56,113,000
Contingent rental (income) expense		(7,761,000)	2,436,000	0
Capital Leases, Income Statement, Interest Expense		5,389,000	6,301,000	11,248,000
Sale leaseback transaction, gross proceeds	67,000,000
Operating Lease Length	2
Maritime Equipment [Member] | VLCC Front Eagle renamed DHT Eagle [Member] | Sale and Lease Back Transactions [Member]
Gain on sale leaseback transaction recognized in period		$ 2,300,000	$ 7,200,000	$ 4,300,000